Shareholders' equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Shareholders' equity	Shareholders’ equity

Authorized capital

The Company is authorized to issue a maximum of 500,000,000 shares, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares of no par value each.

Issued and outstanding capital

At December 31, 2016, the Company had 210,711,224 shares issued and outstanding with no par value, consisting of 130,711,224 class A shares and 80,000,000 class B shares.

During fiscal years 2019, 2018 and 2017, the Company issued 470,558, 520,565 and 361,284 Class A shares, respectively, in connection with the partial vesting of restricted share units under the 2011 Equity Incentive Plan.

In addition, on May 22, 2018, the Board of Directors approved the adoption of a share repurchase program, pursuant to which the Company may repurchase from time to time up to $60,000 of issued and outstanding Class A shares of no par value of the Company (“The Repurchase Program”).

The Repurchase Program began on May 22, 2018 and would expire at the close of business on May 22, 2019. However, it could terminate prior to such date. As of February 15, 2019, the Company purchased 7,993,602 shares amounting to $60,000.
As a result the Repurchase Program concluded.

Therefore, at December 31, 2019, 2018 and 2017 the Company had 212,063,631; 211,593,073 and 211,072,508 shares issued with no par value, consisting of 132,063,631; 131,593,073 and 131,072,508 Class A shares, respectively, and 80,000,000 for Class B shares for each year.

Rights, privileges and obligations

Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due.

On March 26, 2019, the Company approved a dividend distribution to all Class A and Class B shareholders of $0.11 per share, to be paid in three installments, as follows: $0.05 per share on April 12, 2019, $0.03 per share on August 14, 2019 and $0.03 per share on December 12, 2019, amounting to $22,425.

Accumulated other comprehensive income (loss)

The following table sets forth information with respect to the components of “Accumulated other comprehensive income (loss)” as of December 31, 2019 and their related activity during the three-years in the period then ended:

Accumulated other comprehensive income (loss) (continued)

	Foreign currency translation	Cash flow hedges	Post-employment benefits (i)	Total Accumulated other comprehensive loss
Balances at December 31, 2016	$(441,081)	$305	$(873)	$(441,649)
Other comprehensive income (loss) before reclassifications	4,800	6,462	(938)	10,324
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	1,592	386	1,978
Net current-period other comprehensive income (loss)	4,800	8,054	(552)	12,302
Balances at December 31, 2017	(436,281)	8,359	(1,425)	(429,347)
Other comprehensive (loss) income before reclassifications	(62,996)	13,888	(418)	(49,526)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	—	(23,887)	494	(23,393)
Net current-period other comprehensive (loss) income	(62,996)	(9,999)	76	(72,919)
Balances at December 31, 2018	(499,277)	(1,640)	(1,349)	(502,266)
Other comprehensive loss before reclassifications	(12,168)	(5,185)	(55)	(17,408)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement income	—	85	864	949
Adoption of ASU 2017-12	—	(780)	—	(780)
Net current-period other comprehensive (loss) income	(12,168)	(5,880)	809	(17,239)
Balances at December 31, 2019	$(511,445)	$(7,520)	$(540)	$(519,505)

(i)
Mainly related to a post-employment benefit in Venezuela established by the Organic Law of Labor and Workers (known as “LOTTT”, its Spanish acronym) in 2012. This benefit provides a payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. The Company obtains an actuarial valuation to measure the post-employment benefit obligation, using the projected unit credit actuarial method and measures this benefit in accordance with ASC 715-30, similar to pension benefit.